Interests in Other Entities - Schedule of Interests in Other Entities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using equity method [abstract]
Subsidiaries	£ 0	£ 0
Joint Ventures	£ 252	£ 201